Restatement - Summary of effects of restatement of allocation of purchase consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets acquired:
Cash	$ 299,329	$ 73,542	$ 42,310
Accounts receivable, net	60,427	28,830
Prepaid expenses and other current assets	35,667	10,140
Inventory	385,695	197,991
Biological assets	78,600	46,210	19,197
Property, plant and equipment, net	379,720	242,855	129,812
Right-of-use assets	285,111	267,168	82,794
Other assets	22,048	35,135
Intangible assets :
Intangible assets	1,010,008	707,634	185,635
Net deferred tax liability	(299,333)	(200,805)
Licenses
Intangible assets :
Intangible assets	836,984	536,287	182,969
Service agreements
Intangible assets :
Intangible assets	9,283	9,936
Intellectual property and know-how
Intangible assets :
Intangible assets	2,516
Non-compete agreements
Intangible assets :
Intangible assets	22,800	24,008	745
Cura Partners, Inc. - ("Cura" or "Select")
Assets acquired:
Cash		12,755
Accounts receivable, net		11,027
Prepaid expenses and other current assets		2,232
Inventory		22,074
Property, plant and equipment, net		7,465
Right-of-use assets		9,047
Other assets		832
Intangible assets :
Goodwill		181,933
Net deferred tax liability		(29,132)
Liabilities assumed		(22,652)
Consideration transferred		324,441
Cura Partners, Inc. - ("Cura" or "Select") | Licenses
Intangible assets :
Intangible assets		640
Cura Partners, Inc. - ("Cura" or "Select") | Trade names
Intangible assets :
Intangible assets		122,640
Cura Partners, Inc. - ("Cura" or "Select") | Non-compete agreements
Intangible assets :
Intangible assets		5,580
Previously Reported
Assets acquired:
Cash	299,329	73,542	$ 42,310
Accounts receivable, net	64,570	28,830
Prepaid expenses and other current assets	35,667	10,140
Inventory	391,195	197,991
Biological assets	78,600	46,210
Property, plant and equipment, net	379,720	242,855
Right-of-use assets	285,111	267,168
Other assets	22,048	35,135
Intangible assets :
Intangible assets	1,010,008	797,401
Net deferred tax liability	(299,333)	(226,465)
Previously Reported | Cura Partners, Inc. - ("Cura" or "Select")
Assets acquired:
Cash		12,755
Accounts receivable, net		11,027
Prepaid expenses and other current assets		2,232
Inventory		22,074
Property, plant and equipment, net		7,465
Right-of-use assets		9,047
Other assets		832
Intangible assets :
Goodwill		113,252
Net deferred tax liability		(58,971)
Liabilities assumed		(22,652)
Consideration transferred		324,441
Previously Reported | Cura Partners, Inc. - ("Cura" or "Select") | Licenses
Intangible assets :
Intangible assets		135,060
Previously Reported | Cura Partners, Inc. - ("Cura" or "Select") | Trade names
Intangible assets :
Intangible assets		28,340
Previously Reported | Cura Partners, Inc. - ("Cura" or "Select") | Service agreements
Intangible assets :
Intangible assets		59,030
Previously Reported | Cura Partners, Inc. - ("Cura" or "Select") | Non-compete agreements
Intangible assets :
Intangible assets		4,950
Adjustment
Assets acquired:
Accounts receivable, net	(4,143)
Inventory	$ (5,500)
Intangible assets :
Intangible assets		(89,767)
Net deferred tax liability		25,660
Adjustment | Cura Partners, Inc. - ("Cura" or "Select")
Intangible assets :
Goodwill		68,681
Net deferred tax liability		29,839
Adjustment | Cura Partners, Inc. - ("Cura" or "Select") | Licenses
Intangible assets :
Intangible assets		(134,420)
Adjustment | Cura Partners, Inc. - ("Cura" or "Select") | Trade names
Intangible assets :
Intangible assets		94,300
Adjustment | Cura Partners, Inc. - ("Cura" or "Select") | Service agreements
Intangible assets :
Intangible assets		(59,030)
Adjustment | Cura Partners, Inc. - ("Cura" or "Select") | Non-compete agreements
Intangible assets :
Intangible assets		$ 630